Pensions and post-retirement benefits - Narrative (Details) £ in Millions, $ in Millions			12 Months Ended
		Jun. 12, 2020 GBP (£)	Dec. 31, 2021 GBP (£) director tranche	Sep. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			£ (3,568)		£ (1,523)
Surplus (deficit) in plan			3,568		1,523
Assets of benefit plan			3,879		1,814
Proceeds from maturity of financial instruments			89,342		80,895	£ 81,202
Barclays PLC
Disclosure of net defined benefit liability (asset) [line items]
Net increase in debt securities in issue	[1]		4,939		3,720	2,588
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			31,899		33,190	30,333	$ 33,190
Benefits paid			1,309		1,406
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			(35,467)		(34,713)	(32,093)
Benefits paid			(1,309)		(1,406)
Fair value of plan assets | Barclays PLC
Disclosure of net defined benefit liability (asset) [line items]
Equities			0		0
Bonds			£ 0		0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director			6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director			3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director			3
UK | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Number of tranches | tranche			3
Notional contract amount			£ 1,250
Maturity period			5 years
UK | The senior notes | Financial assets at amortised cost | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount			£ 500
UK | The senior notes | Financial assets at amortised cost | Heron Issuer Number 2 Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount			750
UK | One to two year | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments			250
UK | Two to three year | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments			750
UK | Three to four year | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments			£ 250
Of which relates to UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Percentage of fair value of scheme assets invested in liability driven investment strategies			45.00%
Section 75 contributions
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid			£ 0		0	0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			£ 821		867
Pension defined benefit plans | Of which relates to UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations			97.00%
Net defined benefit liability (asset)			£ (3,819)		(1,807)
Surplus (deficit) in plan			3,819		1,807
Benefits paid			1,268		1,370
Transfers out of the fund and contribution refunds			419		520
Assets of benefit plan			3,819		1,807
Deficit reduction contributions				£ 700
Defined benefit contributions paid			955		748	1,231
Estimate of contributions expected to be paid to plan for next annual reporting period			546		959
Pension defined benefit plans | Of which relates to UKRF | UK | Deficit reduction contributions 30 September 2020 valuation [member]
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan				£ 600
Pension defined benefit plans | Of which relates to UKRF | UK | Deficit reduction contributions under the 30 September 2019 valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan								£ (900)
Deficit reduction contributions			700
Pension defined benefit plans | Of which relates to UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool			£ 9,000
Pension defined benefit plans | Of which relates to UKRF | UK | Swaps
Disclosure of net defined benefit liability (asset) [line items]
Assets of benefit plan					5,000
Pension defined benefit plans | Of which relates to UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation decreases			(0.20%)
Assumption for future mortality improvements, percentage			1.50%
Pension defined benefit plans | Of which relates to UKRF | UK | 2021 | Deficit reduction contributions under the 30 September 2019 valuation
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contributions		£ 700
Pension defined benefit plans | Of which relates to UKRF | UK | Bottom of range | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool			100.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			£ 30,859		32,108	29,304
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF			16 years
Benefits paid			£ 1,268		1,370
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			25.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			30.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			25.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			£ (34,678)		(33,915)	£ (31,362)
Benefits paid			(1,268)		(1,370)
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)			219		215
Defined contribution schemes | Of which relates to UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period			33		35
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period			£ 221		£ 209

[1]	Includes financial liabilities designated at fair value.